S000084283 [Member] Average Annual Total Returns	12 Months Ended	18 Months Ended	22 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Class P
Prospectus [Line Items]
Average Annual Return, Percent	4.11%	4.37% [1]
Performance Inception Date		Jun. 28, 2024
Class T
Prospectus [Line Items]
Average Annual Return, Percent	4.11%		4.51% [1]
Performance Inception Date			Mar. 13, 2024

[1]	Inception date of Class T and Class P shares was March 13, 2024 and June 28, 2024, respectively.